PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS	REPAID EXPENSES AND OTHER CURRENT ASSETS
As of December 31, 2021 and 2020, the major components of prepaid expenses and other current assets consisted of the following:

	December 31,
	2021	2020
Prepaid services	1,918,299	—
Vendor funds receivable	1,057,718	866,276
Other prepaid expenses	1,281,799	765,677
Other receivables	657,489	499,942
Total	$4,915,305	$2,131,895